Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liabilities [Abstract]
Schedule of warrant liability
	As of December 31
	2022	2021
Public warrants	$9,200	$16,000
Private warrants[1]	1,716	7,112
	$10,916	$23,112

[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.

Schedule of public warrants
	2022	2021
As of January 1	$16,000	$—
Acquired public warrants	—	21,600
Fair value remeasurement	(6,800)	(5,600)
As of December 31	$9,200	$16,000

Schedule of private warrants
	2022	2021
As of January 1	$7,112	$—
Acquired private warrants	—	7,363
Fair value remeasurement	(5,396)	(251)
As of December 31	$1,716	$7,112